Fair value of financial instruments - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial assets	€ 13,035	€ 16,493
Financial assets at fair value	13,019	16,473
Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	8
Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	2,007	295
Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	688	8
Fair value through other comprehensive income-Assets | Level 1
Fair value of financial instruments
Financial assets		16
Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,487	1,048
Fair value through other comprehensive income-Assets | Level 3
Fair value of financial instruments
Financial assets		544
Non-current financial investments
Fair value of financial instruments
Financial assets	690	816
Financial assets at fair value	690	816
Non-current financial investments | Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	8
Non-current financial investments | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	682
Non-current financial investments | Fair value through other comprehensive income-Assets | Level 1
Fair value of financial instruments
Financial assets		16
Non-current financial investments | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets		137
Non-current financial investments | Fair value through other comprehensive income-Assets | Level 3
Fair value of financial instruments
Financial assets		544
Other non-current financial assets
Fair value of financial instruments
Financial assets	373	215
Financial assets at fair value	357	195
Other non-current financial assets | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	94	99
Other non-current financial assets | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	6	8
Other non-current financial assets | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	85
Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	243	302
Financial assets at fair value	243	302
Other current financial assets including derivatives | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	131	196
Other current financial assets including derivatives | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	92
Trade receivables
Fair value of financial instruments
Financial assets	4,856	6,880
Financial assets at fair value	4,856	6,880
Trade receivables | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	4,856
Current financial investments
Fair value of financial instruments
Financial assets	612	911
Financial assets at fair value	612	911
Current financial investments | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	52
Current financial investments | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	454	911
Cash and cash equivalents
Fair value of financial instruments
Financial assets	6,261	7,369
Financial assets at fair value	6,261	7,369
Cash and cash equivalents | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	1,730
At Amortized Cost-Assets
Fair value of financial instruments
Financial assets	4,845	14,582
At Amortized Cost-Assets | Non-current financial investments
Fair value of financial instruments
Financial assets		119
At Amortized Cost-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	188	108
At Amortized Cost-Assets | Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	20	106
At Amortized Cost-Assets | Trade receivables
Fair value of financial instruments
Financial assets		6,880
At Amortized Cost-Assets | Current financial investments
Fair value of financial instruments
Financial assets	106
At Amortized Cost-Assets | Cash and cash equivalents
Fair value of financial instruments
Financial assets	€ 4,531	€ 7,369